21. DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	$ 102.5	$ 207.8
Deferred tax liabilities	(62.3)	(126.6)
Deferred tax assets, net	40.2	81.2
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	4.0	47.4
Deferred tax liabilities	(0.5)	(50.4)
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	19.8	60.1
Deferred tax liabilities	(59.8)	(68.3)
Provisions and other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	11.7	30.8
Deferred tax liabilities	0.0	(0.8)
Tax loss carry-forward
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	51.5	57.5
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	15.5	12.0
Deferred tax liabilities	$ (2.0)	$ (7.1)